Long-term Debt - Long-term Debt Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Nov. 18, 2013	Sep. 11, 2012
Schedule of Outstanding Long-term Debt
Capital lease obligations	$ 279.3		$ 288.2
Total debt and Capital lease obligations	3,016.4		3,171.5
Less: Current portion	(37.1)		(36.8)
Long-term debt, net of current portion	2,979.3		3,134.7
Term Loan Facilities [Member] | Term Loan Facilities [Member]
Schedule of Outstanding Long-term Debt
Total debt	$ 421.2		$ 443.3
Senior Notes [Member] | 7.75% Senior Notes Due 2022 [Member]
Schedule of Outstanding Long-term Debt
Debt instrument interest rate (percent)	7.75%		7.75%
Total debt	$ 0.0		$ 174.3
Senior Notes [Member] | 5.125% Senior Notes Due 2023 [Member]
Schedule of Outstanding Long-term Debt
Debt instrument interest rate (percent)	5.125%	5.125%	5.125%
Total debt	$ 295.3		$ 294.6
Senior Notes [Member] | 5.75% Senior Notes Due 2024 [Member]
Schedule of Outstanding Long-term Debt
Debt instrument interest rate (percent)	5.75%		5.75%		5.75%
Total debt	$ 1,193.2		$ 1,192.6
Senior Notes [Member] | 5.75% Senior Notes Due 2025 [Member]
Schedule of Outstanding Long-term Debt
Debt instrument interest rate (percent)	5.75%	5.75%	5.75%
Total debt	$ 343.9		$ 343.4
Senior Subordinated Notes [Member] | 2.00% Convertible Senior Subordinated Notes due 2043 [Member]
Schedule of Outstanding Long-term Debt
Debt instrument interest rate (percent)	2.00%		2.00%	2.00%
Total debt	$ 275.7		$ 265.9
Other Notes Payable [Member]
Schedule of Outstanding Long-term Debt
Total debt	55.8		39.2
Revolving Credit Facility [Member]
Schedule of Outstanding Long-term Debt
Total debt	$ 152.0		$ 130.0